Fair Values (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investment securities:
Equity securities	$ 124	$ 296
Debt securities and other	4,892	5,318
Derivative assets	701	942
Total assets	5,717	6,556
Level 1 [Member]
Investment securities:
Equity securities	124	296
Debt securities and other	320	338
Derivative assets	0	0
Total assets	444	634
Level 2 [Member]
Investment securities:
Equity securities	0	0
Debt securities and other	4,572	4,980
Derivative assets	701	942
Total assets	5,273	5,922
Level 3 [Member]
Investment securities:
Total assets	$ 0	$ 0